Business Combination - Summary of Purchase Consideration Cash Flows (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Jan. 01, 2021	Aug. 28, 2020
Acquisition of Entities Which Were Earlier Under Joint Control
Disclosure of detailed information about business combination [line items]
Less: cash balances acquired	₨ (46)	₨ (46)
Cash acquired on acquisition of control in jointly controlled entities	46
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of detailed information about business combination [line items]
Cash consideration paid	34
Less: cash balances acquired	0		₨ 0
Acquisition of subsidiary, net of cash acquired	₨ 34